Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		¥ 64,213	¥ 320,771
Equity instruments at fair value through other comprehensive income		3,976,584	3,489,451
Debt instruments at fair value through other comprehensive income		20,313,173	18,054,164
Total investment securities		24,353,970	21,864,386
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		22,300	282,379
Debt instruments at fair value through other comprehensive income		11,443,653	7,605,053
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost			260,079
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		22,300	22,300
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		10,289,319	6,785,068
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		513,955	240,382
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		640,069	579,293
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		310	310
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		41,913	38,392
Debt instruments at fair value through other comprehensive income		8,869,520	10,449,111
Foreign [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	[1]	39,949	37,358
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		1,964	1,034
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		3,575,331	4,494,686
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	[1]	3,053,191	2,930,806
Foreign [member] | Debt instruments [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		1,907,395	2,807,813
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		333,603	215,806
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		3,433,111	3,024,731
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 543,473	¥ 464,720

[1]	Excludes U.S. Treasury and other U.S. government agency bonds.